Commitments and Contingencies (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SayMedia, Inc [Member]
Operating lease, rent expense	$ 554,741	$ 929,258